Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Variable Interest Entities

NOTE 4—VARIABLE INTEREST ENTITY

Accounting rules require the primary beneficiary of a variable interest entity (“VIE”) to include the financial position and results of operations of the VIE in its condensed consolidated financial statements. Vivint Solar, Inc. (“Solar”), formed by the Company in April 2011, installs solar panels on the roofs of customers’ homes and enters into agreements for customers to purchase the electricity generated by the panels. Solar also takes advantage of local government and federal incentive programs that offer assistance in generating green power. Solar was consolidated as a VIE by APX Group, Inc. from April 2011 through November 15, 2012. On November 16, 2012, an investor group comprised of certain investment funds affiliated with Blackstone Capital Partners VI L.P., and certain co-investors and management investors (collectively, the “Investors”) purchased Solar for $75.0 million and became its primary beneficiary and, as a result, the Solar financial position and results of operations are not consolidated by the Company subsequent to November 16, 2012. The assets of Solar are restricted in that they are only available to settle the obligations of Solar and not of the Company and similarly, the creditors of Solar have no recourse to the general assets of the Company.

The Company and Solar have entered into an agreement under which the Company subleases corporate office space, and provides certain other administrative services, to Solar. During the nine months ended September 30, 2014 and 2013, the Company charged $5.9 million and $0.8 million, respectively, of general and administrative expenses to Solar in connection with this agreement. The balance due from Solar in connection with this agreement and other expenses paid on Solar’s behalf was $3.1 million at December 31, 2013 and is included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheets. The balance due from Solar in connection with this agreement at September 30, 2014 was immaterial.

On December 27, 2012, the Company executed a Subordinated Note and Loan Agreement with Solar. The terms of the agreement state that Solar may borrow up to $20.0 million, bearing interest on the outstanding balance at an annual rate of 7.5%, which interest is due and payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013. The balance outstanding on September 30, 2014, representing principal of $20.0 million and payment-in-kind interest of $2.2 million, and on December 31, 2013, representing principal of $20.0 million and payment-in-kind interest of $1.3 million, is included in prepaid and other current assets and long-term investments and other assets, net, respectively, in the accompanying unaudited condensed consolidated balance sheets. In addition, accrued interest of $0.5 million and $0.1 million on September 30, 2014 and December 31, 2013, respectively, is included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheets. These variable interests represent the Company’s maximum exposure to loss from direct involvement with Solar.

NOTE 7—VARIABLE INTEREST ENTITIES

Accounting rules require the primary beneficiary of a variable interest entity (“VIE”) to include the financial position and results of operations of the VIE in its condensed consolidated financial statements. The Predecessor consolidated financial statements include APX Group, Inc. and its subsidiaries, and 2GIG and Solar, which were VIE’s prior to the Merger in the Predecessor Period. In connection with the Merger, 2GIG became a wholly-owned subsidiary and their financial position and results of operations were consolidated by the Company in the Successor Period through the date of the 2GIG Sale. Also in connection with the Merger, the Investors purchased Solar for $75,000,000 and, while Solar remains a VIE of the Company, the Investors became the primary beneficiary and, as a result, the Solar financial position and results of operations are not consolidated by the Company in the Successor Period.

2GIG

2GIG is engaged in the manufacture, wholesale distribution, and monitoring of electronic home security and automation systems primarily in the United States and Canada. 2GIG supplies the majority of the equipment used by the Company in its security systems installations. Sales of this equipment to other legal entities owned or consolidated by the Company represented approximately 71% of 2GIG’s total sales during 2013 through April 1, 2013, the date of the 2GIG Sale. The Company determined that 2GIG was a VIE, prior to the Merger, and the Company was the primary beneficiary because Vivint, Inc. was 2GIG’s largest customer, 2GIG was dependent on Vivint, Inc. for ongoing financial support and because the Company, through its related parties, had the ability to control the operations of 2GIG. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period. Non-controlling interests in the consolidated financial statements include the portion of equity and results of operations related to 2GIG.

Solar

Solar, formed in April 2011, installs solar panels on the roofs of customer’s homes and enters into purchase agreements for the customers to purchase the electricity generated by the panels. Solar also takes advantage of local government and federal incentive programs that offer assistance in generating green power. During the Predecessor Period, the Company determined that Solar was a VIE and the Company was the primary beneficiary because Solar was dependent on Vivint, Inc. for ongoing financial support and because the Company had the ability to control the operations of Solar through its related parties. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period and not for the Successor Period. The assets of Solar are restricted in that they are only available to settle the obligations of Solar and not of the Company and similarly, the creditors of Solar have no recourse to the general assets of the Company.

On June 1, 2011, Vivint, Inc. and Solar entered into an Administrative Services Agreement (“Service Agreement”) and a Trademark License Agreement (“Trademark Agreement”). The Service Agreement provided Solar with certain administrative, managerial and account management services to be performed by Vivint. In exchange for the services and licenses under these agreements, Solar agreed to pay Vivint a combined fee of $0.05 per kilowatt hour of electricity generated by the solar equipment each month for each customer account. In June 2013, the Company and Solar entered into a Turnkey Full-Service Sublease Agreement (“Sublease Agreement”) and terminated the Service Agreement. The Sublease Agreement specifies the terms under which the Company subleases corporate office space, and provides certain other administrative services, to Solar. The Trademark Agreement was also amended in conjunction with the execution of the Sublease Agreement. During the year ended December 31, 2013, the Company charged $2,883,000 of general and administrative expenses to Solar in connection with the Sublease Agreement. As of December 31, 2013, the balance of $3,070,000 due from Solar in connection with the Sublease Agreement and other expenses paid on Solar’s behalf is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

In June 2011, the Company entered into a Revolving Credit Note (“Loan”) with Solar. This Loan was due in May 2013, had a principal balance of $5,000,000 and accrued interest at a rate per annum equal to 13%. In connection with the Merger, the loan was satisfied and there was no balance outstanding as of December 31, 2013 or 2012.

On December 27, 2012, the Company executed a new Subordinated Note and Loan Agreement with Solar. The terms of the agreement state that Solar may borrow up to $20,000,000, bearing interest on the outstanding balance at an annual rate of 7.5% based on a 365 day year, which interest is due and payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013. The balance outstanding on December 31, 2013, representing principal of $20,000,000 and payment-in-kind interest of $1,323,000, is included in long-term investments and other assets in the accompanying consolidated balance sheets. In addition, accrued interest of $138,000 is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. The balance outstanding on December 31, 2012 was $15,000,000. These variable interests represent the Company’s maximum exposure to loss from direct involvement with Solar.